Discontinued Operation	12 Months Ended
Sep. 30, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATION

17. DISCONTINUED OPERATION

Due to the impact of COVID-19, the revenue of rental business decreased after December 2019, which led to the termination of the cooperation with its sublease agents from January 2020 to July 2020. Therefore, management decided to dispose majority of its rental assets, mainly batteries and E-bicycle, before September 30, 2021. The disposal of the Company’s rental business was treated as a discontinued operation for all fiscal years presented.

The liabilities of the discontinued operations, which are included in “Current liabilities of discontinued operation”, on the Consolidated Balance Sheets, consist of the following:

	As of September 30,
	2022	2023
Liabilities of discontinued operation
Accounts payable	$207,206	$194,650
Other payable	62,119	75,715
Income tax payable	434,343	423,478
Total current liabilities	703,668	693,843
Total liabilities	$703,668	$693,843

The following are revenues and (loss) income from discontinued operations:

	Years Ended September 30,
	2021	2022	2023
Net revenues	$342,636	$1,335	$568
Cost of revenues	(292,266)	(1,795)	-
(Loss) Income from discontinued operation before income tax	(26,272)	(81,605)	573
Income tax expense	(10,132)	-	-
(Loss) Income from discontinued operation, net of income tax	$(36,404)	$(81,605)	$573